Cover Page	Jun. 22, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 22, 2021
Entity Registrant Name	Kronos Bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39592
Entity Tax Identification Number	82-1895605
Entity Address, Address Line One	1300 So. El Camino Real
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	650
Local Phone Number	781-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	KRON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001741830
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (“Amendment No. 1”) is being filed to amend the Current Report on Form 8-K filed by Kronos Bio, Inc. with the Securities and Exchange Commission on June 24, 2021 (the “Original 8-K”). The Original 8-K incorrectly identified the Date of Report on the cover page as June 23, 2021. As disclosed in Item 5.07 of the Original 8-K and reproduced below, the date of the earliest event reported in the Original 8-K is June 22, 2021. This Amendment No. 1 to the Original 8-K is filed solely to correct the Date of Report on the cover page. No other changes have been made to the Original 8-K.